As filed with the Securities and Exchange Commission on February 16, 2018

File Nos. 33-97598 and 811-09102

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 485	☒
and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 487	☒

(Check appropriate box or boxes)

iShares, Inc.

(Exact Name of Registrant as Specified in Charter)

c/o State Street Bank & Trust Company

1 Iron Street

Boston, MA 02210

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (415) 670-2000

The Corporation Trust Incorporated

351 West Camden Street

Baltimore, MD 21201

(Name and Address of Agent for Service)

With Copies to:

MARGERY K. NEALE, ESQ.	DEEPA DAMRE, ESQ.
WILLKIE FARR & GALLAGHER LLP	BLACKROCK FUND ADVISORS
787 SEVENTH AVENUE	400 HOWARD STREET
NEW YORK, NY 10019-6099	SAN FRANCISCO, CA 94105

It is proposed that this filing will become effective (check appropriate box)

☐	Immediately upon filing pursuant to paragraph (b)
☒	On February 23, 2018, pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

☒	The post-effective amendment designates a new effective date for a previously filed post-effective amendment

Explanatory Note

This Post-Effective Amendment No. 485 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until February 23, 2018, the effectiveness of the registration statement for the iShares J.P. Morgan EM Corporate Bond ETF and iShares J.P. Morgan EM Local Currency Bond ETF, filed in Post-Effective Amendment No. 482 on December 21, 2017, pursuant to paragraph (a) of Rule 485 of the 1933 Act.

This Post-Effective Amendment No. 485 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 482.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 485 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 16th day of February, 2018.

iSHARES, INC.

By:
Martin Small*
President

Date: February 16, 2018

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 485 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

By:
Mark K. Wiedman*
Director

Date: February 16, 2018

John E. Martinez*
Director

Date: February 16, 2018

Cecilia H. Herbert*
Director

Date: February 16, 2018

Charles A. Hurty*
Director

Date: February 16, 2018

John E. Kerrigan*
Director

Date: February 16, 2018

Robert S. Kapito*
Director

Date: February 16, 2018

Madhav V. Rajan*
Director

Date: February 16, 2018

Jane D. Carlin*
Director

Date: February 16, 2018

Drew E. Lawton**
Trustee

Date: February 16, 2018

Richard L. Fagnani**
Trustee

Date: February 16, 2018

/s/ Jack Gee
Jack Gee*
Treasurer and Chief Financial Officer

Date: February 16, 2018

*By:	/s/ Jack Gee
Jack Gee
Attorney-in-fact

Date: February 16, 2018

*	Powers of Attorney, each dated October 15, 2016, for Martin Small, Mark K. Wiedman, John E. Martinez, Cecilia H. Herbert, Charles A. Hurty, John E. Kerrigan, Robert S. Kapito, Madhav V. Rajan, Jane D. Carlin and Jack Gee are incorporated herein by reference to Post-Effective Amendment No. 465, filed on October 21, 2016.
**	Powers of Attorney, each dated June 21, 2017, for Drew E. Lawton and Richard L. Fagnani are incorporated herein by reference to Post-Effective Amendment No. 475, filed July 3, 2017.